Equity and other Equity Items - Summary of Capital and Capital Surplus (Detail) - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares authorized, Beginning Balance	77,600	77,600	77,600
Number of shares authorized Increase	0	0	0
Number of shares authorized Decrease	0	0	0
Number of shares authorized, Ending Balance	77,600	77,600	77,600
Number of shares issued, Beginning Balance	44,082	44,076	44,071
Number of shares issued Increase	9	6	5
Number of shares issued Decrease	300	0	0
Number of shares issued, Ending Balance	43,791	44,082	44,076
Beginning balance	¥ 233,686	¥ 223,202	¥ 202,439
Ending balance	240,750	233,686	223,202
Share Capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance	41,199	41,185	41,170
Increase	20	14	15
Decrease	0	0	0
Ending balance	41,219	41,199	41,185
Capital Surplus [Member]
Disclosure of classes of share capital [line items]
Beginning balance	42,863	42,849	42,573
Increase	20	14	276
Decrease	430	0	0
Ending balance	¥ 42,453	¥ 42,863	¥ 42,849